Share-Based Compensation - Additional Information (Details)	12 Months Ended		168 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2021 GBP (£) invitation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions	£ 3,700,000	£ 500,000	£ 3,700,000
Liabilities arising from share-based payment transactions, vested liabilities	400,000	0	£ 400,000
Number of sharesave schemes launched | invitation			14
Employee saving on share based compensation	£ 500,000		£ 500,000
Price determination period for options	3 days
Expiration term of vested options	6 months
Weighted average grant-date fair value (GBP per share)	£ 0.20	£ 0.21	0.20
Number of shares outstanding | shares	3,618,796	3,254,900
Maximum discount applicable	20.00%
Actual discount applied	10.00%
Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional retention period for deferred bonus awards	1 year
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum investment value per tax year	£ 1,800		1,800
Percentage of maximum salary that can be invested	10.00%
Transformation Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions	£ 1,000,000		1,000,000
Value of awards granted	£ 6,000,000
Shares | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Cash | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation	£ 5		5
Terms of options	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation	£ 500		£ 500
Terms of options	5 years
Variable pay of less than 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	40.00%
Variable pay at or above 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	60.00%
Period one | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	4 years
Period two | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	5 years
Period three | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	7 years
Minimum | Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum retention period to sell shares free of income tax	5 years